SHORT-TERM INVESTMENT (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
SHORT-TERM INVESTMENT
Total investment consideration	¥ 204,607	$ 28,031	¥ 204,607	$ 28,031	¥ 0	¥ 0
Proceeds from disposal of short - term investment			77,276	10,587	¥ 0	¥ 0
Short-term investment			134,621				$ 18,443
Gain (loss) on investment			¥ 7,290	$ 999